INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12. INCOME TAXES

The parent company is subject to the tax laws of Cayman Islands and the tax rate is 0%. NAI is a Canadian company and its income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate at 26%. CWN HK and CWN China are taxed at 16.5% and 25% based on the Hong Kong and Chinese tax laws. The reconciliation of the income tax expense is as follows:

	2014	2013	2012
	$	$	$

Net Income (loss) for the year	(606,346)	(517,537)	(79,646)
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	1,667	8,962	15,250
Change in estimates		(2,268)	(7,259)
Change enacted of tax rate		(2,702)	-
Functional currency adjustments	2,050	(10,985)	(2,022)
Foreign tax rate differential		(53,640)	(84,074)
Disposition of subsidiaries	410,964	-	-
Change in valuation allowance	(414,681)	64,490	127,389
Income tax expense (recovery)	-	3,857	(49,284)

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. Deferred tax assets (liabilities) at December31, 2014 and 2013 are comprised of the following:

	2014	2013
	$	$

Non-capital loss carryforwards		413,959
Capital losses		-
Equipment and furniture		2,008
Others		(1,286)
		414,681
Valuation allowance		(414,681)
Net deferred tax assets		-

The company is subject to the tax laws of Cayman Islands and the tax rate is 0%. Often, differing opinions regarding legal interpretation exist both among and within government ministries and organizations; thus, creating uncertainties and areas of conflict. Tax declarations are subject to review and investigation by the authority, which are enabled by law to impose extremely severe fines, penalties and interest charges. The risk remains that the relevant authorities could take differing positions with regard to interpretive issues and the effect could be significant. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review.